LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class B preferred stock, outstanding	0	1,317,329
Class A Common Stock
Common stock, outstanding	50,000	50,000
Class B Common Stock
Common stock, outstanding	1,111,681	874,315
Restricted Stock Units
Antidilutive shares excluded from computation	129,938
Options
Antidilutive shares excluded from computation	5,087
Warrants
Antidilutive shares excluded from computation	16,530
Class B Common Stock
Antidilutive shares excluded from computation	279,182